Financial risk management (Tables)	6 Months Ended
Dec. 31, 2018
Financial risk management
Schedule of net borrowings being hedged at balance sheet date

	31 December 2018 $’000	30 June 2018 $’000	31 December 2017 $’000
USD borrowings	650,000	650,000	650,000
Hedged USD cash	(210,400)	(128,500)	(111,200)

Net USD debt	439,600	521,500	538,800
Hedged future USD revenues	(338,046)	(307,019)	(296,369)

Unhedged USD borrowings	101,554	214,481	242,431

Closing USD exchange rate ($: £)	1.2790	1.3194	1.3513

Schedule of interest rate swaps at balance sheet date that are used to hedge borrowings

	31 December 2018	30 June 2018	31 December 2017
Principal value of loan outstanding ($’000)	150,000	150,000	225,000
Rate received	1 month $ LIBOR	1 month $ LIBOR	1 month $ LIBOR
Rate paid	Fixed 2.032%	Fixed 2.032%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024	30 June 2024

Schedule of financial instruments carried at fair value

	31 December 2018 £’000	30 June 2018 £’000	31 December 2017 £’000
Assets
Derivatives used for hedging: (note 18):
Interest rate swaps	2,504	4,490	907
Derivatives at fair value through profit or loss (note 18):
Embedded foreign exchange derivatives	680	624	869
Forward foreign exchange contracts	—	852	2,120

	3,184	5,966	3,896